Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Operating Lease Cost	The components of leases and lease costs were as follows (in thousands):
	Years Ended
	December 31, 2023	December 31, 2022
Operating lease right-of-use assets (related party)	$464	$577

Operating lease liability, current portion (related party)	$158	$125
Operating lease liabilities, net of current portion (related party)	404	565
	$562	$690

Schedule of Operating Lease Cost
	Years Ended December 31,
	2023	2022
Operating lease cost	$127	$124
	$127	$124

Schedule of Other Supplemental Information	Other supplemental information of lease amounts recognized in the consolidated financial statements is summarized as follows:
	Years Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities	$142	$138

Schedule of Weighted Average
	December 31, 2023	December 31, 2022
Weighted-average remaining lease term – in years	3.9	4.9
Weighted-average discount rate	5.0%	5.0%

Schedule of Future Lease Payments	Future lease payments associated with these leases were as follows on December 31, 2023 (in thousands):
Amount
2024	$162
2025	154
2026	155
2027	99
570
Less: Imputed interest	(8)
$562